STOCKHOLDERS’ EQUITY (Details Narrative)																																3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Feb. 27, 2026 USD ($) $ / shares shares	Feb. 20, 2026 USD ($) $ / shares shares	Jan. 20, 2026 USD ($) $ / shares shares	Dec. 30, 2025 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 24, 2025 USD ($) $ / shares shares	Oct. 16, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Aug. 05, 2025 USD ($)	Jul. 23, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 16, 2025 USD ($) shares	Jul. 10, 2025 USD ($) shares	Jul. 01, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 29, 2025 shares	Jun. 11, 2025 USD ($) shares	Jun. 05, 2025 shares	May 29, 2025 USD ($) shares	May 27, 2025 USD ($) shares	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 29, 2025 USD ($) $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Dec. 13, 2024 USD ($) $ / shares shares	Dec. 12, 2024 shares	May 16, 2024 USD ($) $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	8,500,000																															8,500,000		8,500,000	8,500,000
Common stock, shares authorized | shares	228,500,000																															228,500,000		228,500,000	228,500,000
Common stock, par value | $ / shares	$ 0.0001																															$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares	51,409,476																															51,409,476		42,567,644	12,455,252
Common stock, shares outstanding | shares	51,409,476																															51,409,476		42,567,644	12,455,252
Shares value																																$ 1,855,101			$ 35,000
Debt discount amortized charge																																			35,000
Interest expense																																		$ 1,437,375	35,000
Advisory fee																														$ 300,000
Share issued price per share | $ / shares																								$ 1.15
Shares issued for financing incentive																								$ 1,437,500
Debt discount on convertible note																																	$ 156,399	0	280,457
Professional fees																																2,810,141	292,131	2,092,013	438,461
Shares issued for conversion of preferred series C shares																$ 30,638,517																		30,638,517
Stock-based compensation expense																																		55,098
Consulting services																																3,825,960	58,125	772,067	6,125
Gain on settlement of debt			$ 58,719									$ 161,978																				$ (6,929)		$ (760,302)
Common stock voting rights																																Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class B common stock and holders of Class A common stock will vote together as a single class, except as required by applicable law or stock exchange rule.		Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class B common stock and holders of Class A common stock will vote together as a single class, except as required by applicable law or stock exchange rule.
Exercise price | $ / shares	$ 11.50																															$ 11.50		$ 11.50
Amortization of debt discount																																$ 450,366	124,058	$ 2,199,320	94,168
Shares issued for cash																																1,855,101			25,000
Accounts payable	$ 578,441																															$ 578,441		609,030	$ 16,487
Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input						0.9298		0.9323
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input						0.0371		0.0355
Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input						0.0500		0.0500
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Amortization of debt discount					$ 10,000	$ 250,000		$ 297,151
Issuance of warrants						777,956		297,151
Streeterville Capital LLC [Member]
Class of Stock [Line Items]
Debt discount on convertible note																								$ 1,437,375
Converted principal and accrued interest											$ 2,545,500		$ 150,000	$ 162,500				$ 125,000		$ 767,000
Four Non-Employee Directors [Member]
Class of Stock [Line Items]
Stock-based compensation expense															$ 97,964
Two Individuals [Member]
Class of Stock [Line Items]
Share price | $ / shares																									$ 2.70
Stock based compensation expense																									$ 29,700
Stock-based compensation expense												33,540
Chief Revenue Officer [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 0.3677																					$ 1.22	$ 1.22									$ 0.3677
Stock based compensation expense	$ 63,213																					$ 47,905	$ 47,905
Professional fees	$ 62,500											62,500										$ 62,500	$ 62,500
Stock-based compensation expense												$ 68,153																						52,701
Four Non Employee [Member]
Class of Stock [Line Items]
Stock-based compensation expense									$ 99,503																									84,322
Chief Financial Officer [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 0.3677																															0.3677
Stock based compensation expense	$ 18,000
Professional fees	$ 18,000
Stock-based compensation expense									18,000																									$ 18,000
Director Agreements [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 0.3677																						$ 1.22									$ 0.3677
Stock based compensation expense	$ 101,143																						$ 76,567		$ 28,425
Director Agreements [Member] | Four Non-Employee Directors [Member]
Class of Stock [Line Items]
Share price | $ / shares																									$ 2.70
Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares																					$ 30,638,517
Maxim Group LLC [Member]
Class of Stock [Line Items]
Stock based compensation expense																														$ 1,250
Pickwick Capital Partners LLC [Member]
Class of Stock [Line Items]
Stock based compensation expense																													$ 4,875
VP Technology [Member]
Class of Stock [Line Items]
Stock-based compensation expense	$ 56,892
Common Stock [Member]
Class of Stock [Line Items]
Share price | $ / shares																														$ 0.025
Common stock, shares issued | shares																			109,588,265											50,000		2,433,564			1,400,000
Shares value																														$ 1,250		$ 243			$ 140
Shares converted | shares																																		3,000,000
Shares cancelled | shares																																			850,000
Shares issued for conversion of preferred series C shares, shares | shares																																		26,079,868
Shares issued for conversion of preferred series C shares																																		$ 2,608
Consulting services																																$ 523	$ 2	$ 89	$ 25
Common Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock-based compensation expense									$ 62,187
Common Stock [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares, shares | shares																					6,519,967
Warrant [Member]
Class of Stock [Line Items]
Warrants issued & outstanding | shares	1,363,636																															1,363,636		1,363,636
Issuance of warrants								$ 297,151
Warrant [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Issuance of warrants						$ 250,000
Series C Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	7,500,000																															7,500,000		7,500,000	7,500,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	1,000,000																															1,000,000		1,000,000
Temporary equity, shares issued | shares	4,300,000																									7,500,000						4,300,000		4,300,000	7,500,000
Temporary equity, shares outstanding | shares	4,300,000																															4,300,000		4,300,000	7,500,000
Share price | $ / shares	$ 10.00																															$ 10.00		$ 10.00
Trigger event bid price description																																(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the IAC common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between IAC and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) IAC’s suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for IAC or its transfer agent not to comply with a conversion notice; (e) IAC’s bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for IAC; (g) the entry of judgments against IAC in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) IAC’s failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against IAC; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.		(a) if no Trigger Event (as defined below) has occurred, 100% of the average of the 5 lowest closing bid prices of the Alpha Modus common stock during the 10 days preceding the conversion notice date (the “Measurement Period”), not to exceed 100% of the lowest sales price on the last day of the Measurement Period, or (b) following any Trigger Event, 50.0% of the average of the lowest closing bid prices of the common stock during the Measurement Period, not to exceed 50.0% of the lowest sales price on the last day of such Measurement Period. “Trigger Event” generally means (a) a failure of a holder of Series C Preferred Stock to receive conversion shares when required or any agreement between Alpha Modus and the Series C Preferred Stockholder that is either (x) related to the payment of cash or delivery of conversion shares, or (y) curable, has not occurred before, and is not cured within 5 trading days of notice; (c) Alpha Modus’ suspension from trading or delisting from its principal trading exchange or market; (d) notification of an intention for Alpha Modus or its transfer agent not to comply with a conversion notice; (e) Alpha Modus’ bankruptcy, insolvency, reorganization, liquidation or similar proceedings; (f) the appointment of a custodian, receiver or similar official for Alpha Modus; (g) the entry of judgments against Alpha Modus in excess of $500,000 which are not stayed or satisfied within 30 days of entry; (h) Alpha Modus’ failure to comply with reporting requirements of Securities Exchange Act; (i) the initiation of any regulatory, administrative or enforcement proceeding against Alpha Modus; or (j) any material provision of the designation of the Series C Preferred Stock ceases to be valid or is contested.
Common stock, shares issued | shares																										7,500,000
Fair value																										$ 71,809,025
Series C Preferred Stock [Member] | Exchange Agreement [Member] | William Alessi [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																					3,200,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The WRA 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																					800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Janet Alessi 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																					800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Isabella Alessi 2023 Irrevocable Trust [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																					800,000
Series C Preferred Stock [Member] | Exchange Agreement [Member] | The Kim Alessi Richter Irrevocable Trust [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																					800,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares issued | shares																																		0	0
Temporary equity, shares outstanding | shares																																		0	0
Common Class A [Member]
Class of Stock [Line Items]
Share price | $ / shares																															$ 0.025
Common stock, shares issued | shares	12,455,252																															12,455,252		12,455,252
Common stock, shares outstanding | shares	12,455,252																															12,455,252		12,455,252
Common stock, shares issued | shares																										2,334,092					1,400,000	2,433,564
Shares value																															$ 35,000	$ 1,924,383
Shares converted | shares																														50,000
Share issued price per share | $ / shares																																		$ 0.4601
Employee consideration amount																																		$ 56,250
Exercise price | $ / shares	$ 18.00																															$ 18.00		$ 18.00
Selling costs of shares amount																																$ 69,282
Shares issued for cash																																$ 1,855,101
Common Class A [Member] | Streeterville Capital LLC [Member]
Class of Stock [Line Items]
Share price | $ / shares																								$ 1.15
Common stock, shares issued | shares											2,036,400		120,000	130,000				100,000		613,600				1,250,000
Shares issued for financing incentive																								$ 125
Shares issued for reourchased										$ 125
Common Class A [Member] | Four Non-Employee Directors [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares															21,113
Share issued price per share | $ / shares															$ 1.16
Common Class A [Member] | JanBella [Member]
Class of Stock [Line Items]
Share price | $ / shares																										$ 9.50
Common stock, shares issued | shares																										1,392,308
Shares value																										$ 13,226,926
Common Class A [Member] | Two Individuals [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares												26,000													11,000
Common stock, shares issued | shares		95,000
Shares value		$ 47,633
Share issued price per share | $ / shares		$ 0.5014										$ 1.29
Stock-based compensation expense		$ 47,633
Common Class A [Member] | Chief Revenue Officer [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares	171,916								52,258			52,832										39,266	39,266									171,916		114,543
Share issued price per share | $ / shares									$ 1.19																									$ 0.4601
Employee consideration amount									$ 62,500																									$ 62,500
Common Class A [Member] | Noteholder [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares												138,000
Share issued price per share | $ / shares												$ 1.29
Converted principal and accrued interest												$ 16,042
Consulting services												$ 178,020
Common Class A [Member] | Four Non Employee [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares									20,904																									45,817
Share issued price per share | $ / shares									$ 1.19																									$ 0.4601
Common Class A [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares	48,953								15,127																							48,953		39,122
Share issued price per share | $ / shares									$ 1.19																									$ 0.4601
Employee consideration amount									$ 18,000																									$ 18,000
Common Class A [Member] | Four Individuals [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares		235,847
Shares value		$ 118,254
Share issued price per share | $ / shares		$ 0.5014
Stock-based compensation expense		$ 118,254
Common Class A [Member] | Pickwick Capital Partners LLC [Member]
Class of Stock [Line Items]
Share price | $ / shares																													$ 0.025
Common stock, shares issued | shares																													195,000
Shares value																													$ 4,875
Common Class A [Member] | Polar Multi Strategy Master Fund [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																										5,767,944
Shares value																												$ 25,000
Shares issued | shares																												1,000,000
Share issued price per share | $ / shares																												$ 0.025
Shares cancelled | shares																											850,000
Common Class A [Member] | Director Agreements [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares	68,767																						15,690		2,632							68,767
Common Class A [Member] | Director Agreements [Member] | Four Non-Employee Directors [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																									2,632
Common Class A [Member] | Exchange Agreement [Member]
Class of Stock [Line Items]
Shares issued for conversion of preferred series C shares, shares | shares																	26,079,868				26,079,868
Common Class A [Member] | VP Technology [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares	154,725																																	119,752
Share issued price per share | $ / shares	$ 0.3677																															$ 0.3677
Employee consideration amount	$ 56,250
Common Class A [Member] | Rucus Holdings LLC [Member]
Class of Stock [Line Items]
Shares value							$ 3,420,825
Shares issued | shares							250,000
Share issued price per share | $ / shares							$ 0.8049
Stock-based compensation expense							$ 3,420,825																									$ 1,635,230
Excess Stock, Shares Issued | shares							4,000,000
Common Class A [Member] | Maxim Partners LLC [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares				400,000
Shares value				$ 321,960
Share issued price per share | $ / shares				$ 0.8049
Gain on settlement of debt				$ 46,790
Accounts payable				$ 368,750
Common Class A [Member] | Loeb and Loeb LLP [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares			776,759
Shares value			$ 383,719
Share issued price per share | $ / shares			$ 0.494
Gain on settlement of debt			$ 58,719
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized | shares	228,500,000																															228,500,000		228,500,000	228,500,000
Common stock, par value | $ / shares	$ 0.0001																															$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares	51,409,476																															51,409,476		42,567,644	12,455,252
Common stock, shares outstanding | shares	51,409,476																															51,409,476		42,567,644	12,455,252
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of warrants issued | shares						1,000,000		363,636
Exercise price | $ / shares						$ 1.00		$ 1.10
Warrants maturity date						Oct. 30, 2030		Oct. 15, 2030
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized | shares	20,000,000								20,000,000																							20,000,000
Common stock, par value | $ / shares	$ 0.0001								$ 0.0001																							$ 0.0001
Common stock, shares issued | shares	0																															0		0
Common stock, shares outstanding | shares	0																															0		0